Property and Equipment (Details) - Schedule of Property and Equipment - Unique Logistics International, Inc. [Member] - USD ($)	May 31, 2023	May 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,023,238	$ 319,491
Less: accumulated depreciation	(413,453)	(130,602)
Property and equipment, net	609,785	188,889
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	328,480	102,062
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	223,736	159,674
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	48,175	30,609
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	197,966	27,146
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 224,881